Related-party Transactions	12 Months Ended
Dec. 31, 2025
Related-party Transactions
Related-party Transactions

Note 25.  Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship
Viewsil Microelectronics (Kunshan) Limited (Viewsil)(1)	Associates
Viewsil Technology Limited (VST)(1)	Associates
Ganzin Technology Corp.	Associates
Prilit Optronics, Inc.	Associates
Iris Optronics Co., Ltd.	Associates
Guangzhou Pixtalks Information Technology Co., Ltd.	Associates
Calumino Pty Limited(2)	Associates
Cheng Mei Materials Technology Corporation (CMMT)(3)	Other related parties
Ningbo Cheng Mei Materials Technology Co., Ltd.(3)	Other related parties

Note 1: Viewsil became a subsidiary of the Company from December 30, 2023. VST is the subsidiary of Viewsil.

Note 2: It became equity method investee of the Company in May 2025.

Note 3: CMMT resigned as a legal director and then lost significant influence on CM Visual Technology Corp. from June 25, 2024.

(b)	Significant transactions with related parties
(i)	Sales and accounts receivable

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Sales of goods
Associates	$8	54	103
Other related parties	111	11	—
	$119	65	103

	December 31,
	2024	2025

	(in thousands)
Accounts receivable
Associates	$—	10
Other related parties	31	—
	$31	10

(ii)	Purchase and accounts payable

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Purchase of raw materials
CMMT	$1,258	—	—

As of December 31, 2025, the related payable resulting from the aforementioned transaction was nil.

(iii)	Others

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Revenue from miscellaneous service
Associates	$78	92	58

Technical service fee
Viewsil	$1,140	—	—

Miscellaneous fee
CMMT	$458	—	—
Associates	—	11	—
	$458	11	—

	December 31,
	2024	2025

	(in thousands)
Other receivable
Associates	$13	22

Other payable
Associates	$—	364

(c)	Compensation of key management personnel

For the years ended December 31, 2023, 2024 and 2025, the aggregate cash compensation that the Company paid to the independent directors was $150 thousand, $150 thousand and $150 thousand, respectively. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Short-term employee benefits	$1,790	1,781	1,195
Post-employment benefits	10	10	8
Share-based compensation	202	227	238
	$2,002	2,018	1,441